Disposal of Investment Property (Details) - ILS (₪) ₪ in Millions	1 Months Ended		12 Months Ended
	May 21, 2018	Jan. 21, 2018	Dec. 31, 2019	Aug. 05, 2018
Disclosure of investment property [text block] [Abstract]
Consideration paid (received)		₪ 511.0
Permit fee	₪ 148.0
Non-current assets or disposal groups classified as held for sale				₪ 143.5
betterment tax				₪ 75.0
Gains on disposals of investments			₪ 403.0
Range of estimates fair value for investment property, description			the amounts of the final capital gain will be between NIS 250 and NIS 450.